Average Annual Total Returns{- Fidelity Flex Conservative Income Municipal Bond Fund} - 12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-08 - Fidelity Flex Conservative Income Municipal Bond Fund
	Fidelity Flex Conservative Income Municipal Bond Fund Return Before Taxes Past 1 year	Fidelity Flex Conservative Income Municipal Bond Fund Return Before Taxes Since Inception		Fidelity Flex Conservative Income Municipal Bond Fund After Taxes on Distributions Past 1 year	Fidelity Flex Conservative Income Municipal Bond Fund After Taxes on Distributions Since Inception		Fidelity Flex Conservative Income Municipal Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Conservative Income Municipal Bond Fund After Taxes on Distributions and Sales Since Inception		LB319 Past 1 year	LB319 Since Inception		IXY1N Past 1 year	IXY1N Since Inception
Total	0.45%	1.46%	[1]	0.44%	1.45%	[1]	0.49%	1.44%	[1]	0.31%	1.38%	[1]	0.21%	1.17%	[1]

[1]	(a)From October 12, 2017